Group statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit (loss) for the year		$ 8,487	[1]	$ (20,729)	[2]	$ 4,190	[1]
Items that may be reclassified subsequently to profit or loss
Currency translation differences	[1]	(921)		(1,843)		1,538
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets	[1]	36		(353)		880
Cash flow hedges marked to market	[1]	(430)		78		(100)
Cash flow hedges reclassified to the income statement	[1]	255		(37)		106
Costs of hedging marked to market	[1]	(105)		42		(4)
Costs of hedging reclassified to the income statement	[1]	21		22		57
Share of items relating to equity-accounted entities, net of tax	[1]	44		312		82
Income tax relating to items that may be reclassified	[1]	65		66		(70)
Total items that may be reclassified subsequently to profit or loss	[1]	(1,035)		(1,713)		2,489
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	[1]	4,416		170		328
Cash flow hedges that will subsequently be transferred to the balance sheet	[1]	1		7		(3)
Income tax relating to items that will not be reclassified	[1]	(1,317)		(105)		(157)
Total items that will not be reclassified to profit or loss	[1]	3,100		72		168
Other comprehensive income		2,065	[2]	(1,641)	[1]	2,657	[1]
Total comprehensive income		10,552	[2]	(22,370)	[1]	6,847	[1]
Attributable to
bp shareholders	[1]	9,654		(21,983)		6,674
Non-controlling interests	[1]	$ 898		$ (387)		$ 173

[1]	See Note 31 for further information.
[2]	See Note 31 for further information.